SCHEDULE OF DUE TO RELATED PARTIES (Details) (Parenthetical)	Jul. 29, 2020 USD ($)	Jul. 29, 2020 CAD ($)
CEO [Member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	$ 1,500	$ 2,003
CFO [Member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	1,000	1,335
Major Shareholder [Member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	$ 2,500	$ 3,338
Bottom of range [member]
Disclosure of transactions between related parties [line items]
Net smelter returns	0.30%	0.30%
Top of range [member]
Disclosure of transactions between related parties [line items]
Net smelter returns	1.25%	1.25%